Note 2	12 Months Ended
Dec. 31, 2022
Principles Of Consoldiation, Acounting policies and measurement bases applied and recent IFRS pronouncements [Abstract]
Disclosure of principles of consolidation, accounting policies and measurement bases applied and recent IFRS pronouncements [Text Block]	Principles of consolidation, accounting policies and measurement bases applied and recent IFRS pronouncementsThe Glossary includes the definition of some of the financial and economic terms used in Note 2 and subsequent Notes of the Consolidated Financial Statements.Principles of consolidation
In terms of its consolidation, in accordance with the criteria established by IFRS, the BBVA Group is made up of four types of entities: subsidiaries, joint ventures, associates and structured entities, defined as follows:
–Subsidiaries
Subsidiaries are entities controlled by the Group (for definition of control, see Glossary). The financial statements of the subsidiaries are fully consolidated with those of the Bank. The share of non-controlling interests from subsidiaries in the Group’s consolidated total equity is presented under the heading “Minority interests (Non-controlling interests)” in the consolidated balance sheet. Their share in the profit or loss for the period or year is presented under the heading “Attributable to minority interest (non-controlling interests)” in the consolidated income statement (see Note 31).
Note 3 includes information related to the main subsidiaries in the Group as of December 31, 2022, 2021 and 2020. Appendix I includes other significant information on all entities.
–Joint ventures
Joint ventures are those entities for which there is a joint control arrangement with third parties other than the Group (for definitions of joint arrangement, joint control and joint venture, refer to Glossary).
The investments in joint ventures are accounted for using the equity method (see Note 16). Appendix II shows the main figures for joint ventures accounted for using the equity method as of December 31, 2022.
–Associates
Associates are entities in which the Group is able to exercise significant influence (for definition of significant influence, see Glossary). Significant influence is deemed to exist when the Group owns 20% or more of the voting rights of an investee directly or indirectly, unless it can be clearly demonstrated that this is not the case.
Certain entities in which the Group owns 20% or more of the voting rights are not included as Group associates, since the Group does not have the ability to exercise significant influence over these entities. Investments in these entities, which do not represent material amounts for the Group, are classified as “Financial assets at fair value through other comprehensive income” or “Non-trading financial assets mandatorily at fair value through profit or loss”.
In contrast, some investments in entities in which the Group holds less than 20% of the voting rights are accounted for as Group associates, as the Group is considered to have the ability to exercise significant influence over these entities. As of December 31, 2022, 2021 and 2020, these entities are not significant to the Group.
Appendix II shows the most significant information related to the associates (see Note 16), which are accounted for using the equity method.
–Structured entities
A structured entity is an entity that has been designed so that voting or similar rights are not the dominant factor in deciding who controls the entity, such as when the voting rights relate to administrative matters only and the relevant activities are directed by means of contractual arrangements (see Glossary).
In those cases where the Group sets up entities or has a holding in such entities, in order to allow its customers access to certain investments, to transfer risks or for other purposes, in accordance with internal criteria and procedures and with applicable regulations, the Group determines whether control over the entity in question actually exists and therefore whether it should be subject to consolidation.
Such methods and procedures determine whether there is control by the Group, considering how the decisions are made about the relevant activities, assessing whether the Group has control over the relevant elements, exposure to variable returns from involvement with the investee and the ability to use control over the investee to affect the amount of the investor’s returns.
– Structured entities subject to consolidation
To determine if a structured entity is controlled by the Group, and therefore should be consolidated into the Group, the existing contractual rights (different from the voting rights) are analyzed. For this reason, an analysis of the structure and purpose of each investee is performed and, among others, the following factors will be considered:
a.Evidence of the current ability to manage the relevant activities of the investee according to the specific business needs (including any decisions that may arise only in particular circumstances).
b.Potential existence of a special relationship with the investee.
c.Implicit or explicit Group commitments to support the investee.
d.The ability to use the Group´s power over the investee to affect the amount of the Group’s returns.
These types of entities include cases where the Group has a high exposure to variable returns and retains decision-making power over the investee, either directly or through an agent.
The main structured entities of the Group are the asset securitization funds, to which the BBVA Group transfers loans and advances, and other vehicles, which allow the Group’s customers to gain access to certain investments or to allow for the transfer of risks or for other purposes (see Appendices I and V). The BBVA Group maintains the decision-making power over the relevant activities of these vehicles and financial support through securitized market standard contracts. The most common ones are: investment positions in equity note tranches, funding through subordinated debt, credit enhancements through derivative instruments or liquidity lines, management rights of defaulted securitized assets, “clean-up” call derivatives, and asset repurchase clauses by the grantor.
For these reasons, the loans and receivable portfolios related to the vast majority of the securitizations carried out by the Bank or Group subsidiaries are not derecognized in the books of said entity and the issuances of the related debt securities are recorded as liabilities within the Group’s consolidated balance sheet.
For additional information on the accounting treatment for the transfer and derecognition of financial instruments, see Note 2.2.2. “Transfers and derecognition of financial assets and liabilities”.
–Non-consolidated structured entities
The Group owns other vehicles also for the purpose of allowing customers access to certain investments, to transfer risks, and for other purposes, but without the Group having control of the vehicles, which are not consolidated in accordance with IFRS 10 – “Consolidated Financial Statements”. The balance of assets and liabilities of these vehicles is not material in relation to the Group’s Consolidated Financial Statements.
As of December 31, 2022, 2021 and 2020, there was no material financial support from the Bank or its subsidiaries to unconsolidated structured entities.
The Group does not consolidate any of the mutual funds it manages since the necessary control conditions are not met. Particularly, the BBVA Group does not act as arranger but as agent since it operates the mutual funds on behalf and for the benefit of investors or parties (arranger or arrangers) and, for this reason it does not control the mutual funds when exercising its authority for decision making.
The mutual funds managed by the Group are not considered structured entities (generally, retail funds without corporate identity over which investors have participations which gives them ownership of said managed equity). These funds are not dependent on a capital structure that could prevent them from carrying out activities without additional financial support, being in any case insufficient as far as the activities themselves are concerned. Additionally, the risk of the investment is absorbed by the fund participants, and the Group is only exposed when it becomes a participant, and as such, there is no other risk for the Group.
In all cases, the operating results of equity method investees acquired by the BBVA Group in a particular period only include the period from the date of acquisition to the financial statements date. Similarly, the results of entities disposed of during any year only include the period from the start of the year to the date of disposal.
The consolidated financial statements of subsidiaries, associates and joint ventures used in the preparation of the Consolidated Financial Statements of the Group have the same presentation date as the Consolidated Financial Statements. If financial statements at those same dates are not available, the most recent will be used, as long as these are not older than three months, and adjusted to take into account the most significant transactions. As of December 31, 2022, financial statements as of December 31 of all Group entities were utilized except in the case of the consolidated financial statements of five associates deemed non-significant for which financial statements as of November 30, 2022 were used.
Accounting principles and policies and applied valuation methods
The accounting principles and policies and the valuation methods applied in the preparation of the consolidated financial statements may differ from those used, at the individual level, by some of the entities that are part of the BBVA Group; This is why, in the consolidation process, the necessary adjustments and reclassifications are made to standardize such principles and criteria among themselves and bring them into line with the IFRS-IASB.
In preparing the Consolidated Financial Statements, the following accounting principles and policies and assessment criteria have been applied:
Financial instruments
IFRS 9 became effective as of January 1, 2018 and replaced IAS 39 regarding the classification and measurement of financial assets and liabilities, the impairment of financial assets and hedge accounting. However, the Group has chosen to continue applying IAS 39 for accounting for hedges as permitted by IFRS 9.
Classification and measurement of financial assets
Classification of financial assets
IFRS 9 contains three main categories for financial assets classification: measured at amortized cost, measured at fair value with changes through other comprehensive income, and measured at fair value through profit or loss.
The classification of financial instruments in the categories of amortized cost or fair value depends on the business model with which the entity manages the assets and the contractual characteristics of the cash flows, commonly known as the "solely payments of principal and interest" criterion (hereinafter the "SPPI").
The assessment of the business model should reflect the way the Group manages groups of financial assets and does not depend on the intention for an individual instrument. Thus, for each entity within the BBVA Group there are different business models for managing assets.
In order to determine the business model, the following aspects are taken into account:
–The way in which the performance of the business model (and that of the assets which comprise such business model) is evaluated and reported to the entity's key personnel;
–The risks and their management, which affect the performance of the business model;
–The way in which business model managers are remunerated;
–The frequency, amount and timing of sales in previous years, the reasons for such sales and expectations regarding future sales.
In this sense, the Group has established policies and has developed procedures in each geographical area to determine when the sales of financial assets classified in the amortized cost category are considered infrequent (even when significant), or are insignificant (even when frequent), to ensure compliance with such business model.
Furthermore, it is considered that any sales that may occur because the financial asset is close to maturity, due to an increase in credit risk, or to satisfy liquidity needs, are compatible with the amortized cost model.
Regarding the SPPI test, the analysis of the cash flows aims to determine whether the contractual cash flows of the assets correspond only to payments of principal and interest on the principal amount outstanding at the beginning of the transaction. Interest is understood here as the consideration for the time value of money; and for the credit risk associated with the principal amount outstanding during a specific period; and for financing and structure costs, plus a profit margin.
The most significant judgments used by the Group in evaluating compliance with the conditions of the SPPI test are the following:
–Modified time value: in the event that a financial asset includes a periodic interest rate adjustment but the frequency of this adjustment does not coincide with the term of the reference interest rate (for example, the interest rate reset every six months to a one-year rate), the Group assesses, at the time of the initial recognition, this mismatch to determine whether the contractual cash flows (undiscounted) differ significantly or not from the cash flows (undiscounted) of a benchmark financial asset, for which there would be no change in the time value of money. The defined tolerance thresholds are 10% for the differences in each period and 5% for the analysis accumulated throughout the financial asset life.
–Contractual clauses: The contractual clauses that can modify the calendar or the amount of the contractual cash flows are analyzed to verify if the contractual cash flows that would be generated during the life of the instrument due to the exercise of those clauses are only payments of principal and interest on the principal amount outstanding. To do this, the contractual cash flows that may be generated before and after the modification are analyzed.
The main criteria taken into account in the analysis are:
a.Early termination clauses: generally a contractual clause that permits the debtor to prepay a debt instrument before maturity is consistent with SPPI when the prepayment amount substantially represents unpaid amounts of principal and interest on the principal amount outstanding (which may include reasonable additional compensation for the early termination of the contract).
b.Instruments with an interest rate linked to contingent events:
–An instrument whose interest rate is reset to a higher rate if the debtor misses a particular payment may meet the SPPI criterion because of the relationship between missed payments and an increase in credit risk.
–An instrument with contractual cash flows that are indexed to the debtor’s performance – e.g. net income or is adjusted based on a certain index or stock market value would not meet the SPPI criterion.
c.Perpetual instruments: to the extent that they can be considered instruments with continuous (multiple) extension options, they meet the SPPI test if the contractual flows meet it. When the issuer can defer the payment of interest, if such payment would affect their solvency, they would meet the SPPI test if the deferred interest accrues additional interest, while if they do not, they would not meet the test.
–Non-recourse financial instruments: In the case of debt instruments that are repaid primarily with the cash flows of specific assets or projects and the debtor has no legal responsibility, the underlying assets or cash flows are evaluated to determine whether the contractual cash flows of the instrument are consistent with payments of principal and interest on the principal amount outstanding.
a.If the contractual terms do not give rise to additional cash flows to payments of principal and interest on the amount of principal outstanding or limitations to these payments, the SPPI test is met.
b.If the debt instrument effectively represents an investment in the underlying assets and its cash flows are inconsistent with principal and interest (because they depend on the performance of a business), the SPPI test is not met.
–Contractually linked instruments: a look-through analysis is carried out in the case of transactions that are set through the issuance of multiple financial instruments forming tranches that create concentrations of credit risk in which there is an order of priority that specifies how the flows of cash generated by the underlying set of financial instruments are allocated to the different tranches. The debt tranches of the instrument will comply with the requirement that their cash flows represent only payment of principal and interest on the outstanding principal if:
a.The contractual terms of the tranche being assessed for classification (without looking through to the underlying pool of financial instruments) give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding,
b.The underlying pool of financial instruments comprises instruments with cash flow that are solely payments of principal and interest on the principal amount outstanding, and
c.The exposure to credit risk in the underlying pool of financial instruments inherent in the tranche is equal to or lower than the exposure to credit risk of the underlying pool of financial instruments (for example, the credit rating of the tranche being assessed for classification is equal to or higher than the credit rating that would apply to a single tranche that funded the underlying pool of financial instruments).
In any event, the contractual conditions that, at the time of the initial recognition, have a minimal effect on cash flows or depend on the occurrence of exceptional and highly unlikely events do not prevent compliance with the conditions of the SPPI test.
Based on the above characteristics, financial assets will be classified and valued as described below.
A debt instrument will be classified in the amortized cost portfolio if the two following conditions are fulfilled:
–The financial asset is managed within a business model whose purpose is to maintain the financial assets to maturity, to receive contractual cash flows; and
–The contractual conditions of the financial asset give rise to cash flows that are only payments of principal and interest.
A debt instrument will be classified in the portfolio of financial assets at fair value with changes through other comprehensive income if the two following conditions are fulfilled:
–The financial asset is managed with a business model whose purpose combines collection of the contractual cash flows and sale of the assets, and
–The contractual characteristics of the instrument generate cash flows which only represent the return of the principal and interest.
A debt instrument will be classified at fair value with changes in profit and loss provided that the entity's business model for their management or the contractual characteristics of its cash flows do not require classification into one of the portfolios described above.
In general, equity instruments will be measured at fair value through profit or loss. However the Group may make an irrevocable election, at initial recognition to present subsequent changes in the fair value through “other comprehensive income”.
Financial assets will only be reclassified when BBVA Group decides to change the business model. In this case, all of the financial assets assigned to this business model will be reclassified. The change of the objective of the business model should occur before the date of the reclassification.
Measurement of financial assets
All financial instruments are initially recognized at fair value, plus, those transaction costs which are directly attributable to the issue of the particular instrument, with the exception of those financial assets which are classified at fair value through profit or loss.
All changes in the value of financial assets due to the interest accrual and similar items are recorded in the headings "Interest and other income" or "Interest expense", of the consolidated income statement of the year in which the accrual occurred (see Note 37), except for trading derivatives that are not economic and accounting hedges.
The changes in fair value after the initial recognition, for reasons other than those mentioned in the preceding paragraph, are treated as described below, according to the categories of financial assets.
“Financial assets held for trading”, “Non-trading financial assets mandatorily at fair value through profit or loss” and “Financial assets designated at fair value through profit or loss”
Financial assets are recorded under the heading “Financial assets held for trading” if the objective of the business model is to generate gains by buying and selling these financial instruments or generate short-term results. The financial assets recorded in the heading “Non-trading financial assets mandatorily at fair value through profit or loss” are derived from a business model which objective is to obtain the contractual cash flows and / or to sell those instruments but its contractual cash flows do not comply with the requirements of the SPPI test. Financial assets are classified in “Financial assets designated at fair value through profit or loss” only if it eliminates or significantly reduces a measurement or recognition inconsistency that would otherwise arise from recognizing or measuring such financial assets on different bases.
The assets recognized under these headings of the consolidated balance sheet are measured upon acquisition at fair value and changes in the fair value (gains or losses and foreign exchange differences) are recognized as their net value, when applicable, under the headings “Gains (losses) on financial assets and liabilities held for trading, net”, “Gains (losses) on non-trading financial assets mandatorily at fair value through profit or loss, net” and “Gains (losses) on financial assets designated at fair value through profit or loss, net” in the consolidated income statement (see Note 41).
”Financial assets at fair value through other comprehensive income”
–Debt instruments
Assets recognized under this heading in the consolidated balance sheets are measured at their fair value. This category of valuation implies the recognition of the information in the income statement as if it were an instrument valued at amortized cost, while the instrument is valued at fair value in the balance sheet. Thus, both interest income on these instruments and the exchange differences and impairment that arise in their case are recorded in the profit and loss account, while subsequent changes in its fair value (gains or losses) are recognized temporarily (by the amount net of tax effect) under the heading “Accumulated other comprehensive income (loss) - Items that may be reclassified to profit or loss - Fair value changes of debt instruments measured at fair value through other comprehensive income” in the consolidated balance sheets (see Note 30).
The amounts recognized under the headings “Accumulated other comprehensive income (loss) - Items that may be reclassified to profit or loss - Fair value changes of debt instruments measured at fair value through other comprehensive income” continue to form part of the Group's consolidated equity until the corresponding asset is derecognized from the consolidated balance sheet or until a loss allowance is recognized on the corresponding financial instrument. If these assets are sold, these amounts are derecognized and included under the headings “Gains (losses) on derecognition of financial assets and liabilities not measured at fair value through profit or loss, net” in the consolidated income statements (see Note 41).
The net loss allowances in “Financial assets at fair value through other comprehensive income” over the year are recognized under the heading “Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss or net gains by modification - Financial assets at fair value through other comprehensive income” (see Note 47) in the consolidated income statement for the year. Interest income on these instruments is recorded in the consolidated profit and loss account (see Note 37). Changes in foreign exchange rates are recognized under the heading “Exchange differences, net" in the consolidated income statements (see Note 41).
–Equity instruments
At the time of initial recognition of specific investments in equity instruments, the BBVA Group may make the irrevocable decision to present subsequent changes in fair value in other comprehensive income. Subsequent changes in this valuation will be recognized in "Accumulated other comprehensive income - Items that will not be reclassified to profit or loss - Fair value changes of equity instruments measured at fair value through other comprehensive income" (see Note 30). Dividends received from these investments are recorded in the heading "Dividend income" in the consolidated income statement (see Note 38). These instruments are not subject to the impairment model of IFRS 9.
“Financial assets at amortized cost”
The assets under this category are subsequently measured at amortized cost, after initial recognition, using the "effective interest rate" method. In the case of floating rate instruments, including inflation-linked bonds, the periodic updates of cash flows to reflect the movement of interest rates and inflation impact the effective interest rate prospectively.
Net loss allowances of assets recorded under these headings arising in each year, calculated using the IFRS 9 model, are recognized under the heading “Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss or net gains by modification – Financial assets measured at amortized cost” in the consolidated income statement for such year (see Note 47).
Classification and measurement of financial liabilities
Classification of financial liabilities
Financial liabilities are classified in the following categories:
–Financial liabilities at amortized cost;
–Financial liabilities that are held for trading, including derivatives, are financial instruments which are recorded in this category when the Group’s objective is to generate gains by buying and selling these financial instruments or generate short-term results;
–Financial liabilities that are designated at fair value through profit or loss on initial recognition under the Fair Value Option. The Group has the option to designate irrevocably, on the initial moment of recognition, a financial liability at fair value through profit or loss provided that doing so results in the elimination or significant reduction of measurement or recognition inconsistency, or if a group of financial liabilities, or a group of financial assets and financial liabilities, has to be managed, and its performance evaluated, on a fair value basis in accordance with a documented risk management or investment strategy.
Measurement of financial liabilities
Financial liabilities are initially recorded at fair value, less transaction costs that are directly attributable to the issuance of instruments, except for financial instruments that are classified at fair value through profit or loss.
Variations in the value of financial liabilities due to the interest accrual and similar items are recorded in the headings “Interest and other income” or “Interest expense”, of the consolidated income statement for the year in which the accrual occurred (see Note 37), except for trading derivatives that are not economic and accounting hedges.
The changes in fair value after the initial recognition, for reasons other than those mentioned in the preceding paragraph, are treated as described below, according to the categories of financial liabilities.
“Financial liabilities held for trading” and “Financial liabilities designated at fair value through profit or loss“
The subsequent changes in the fair value (gains or losses) of the liabilities recognized under these headings of the consolidated balance sheets are recognized as their net value under the headings “Gains (losses) on financial assets and liabilities held for trading, net” and “Gains (losses) on financial assets and liabilities designated at fair value through profit or loss, net” in the consolidated income statements (see Note 41). The changes in the own credit risk of the liabilities designated under the fair value option is presented in “Accumulated other comprehensive income (loss) – Items that will not be reclassified to profit or loss – Fair value changes of financial liabilities at fair value through profit or loss attributable to changes in their credit risk”, unless this treatment brings about or increases an asymmetry in the income statement. Changes in fair value resulting from variations in foreign exchange rates are recognized under the heading “Exchange differences, net” in the consolidated income statements (Note 41).
“Financial liabilities at amortized cost”
The liabilities under this category are subsequently measured at amortized cost, using the “effective interest rate” method.
Hybrid financial liabilities
When a financial liability contains an embedded derivative, the Group analyzes whether the economic characteristics and risks of the embedded derivative and the host instrument are closely related.
If the characteristics and risks of the host and the derivative are closely related, the instrument as a whole will be classified and measured according to the general rules for financial liabilities. If, on the other hand, the economic characteristics and risks of the embedded derivative are not closely related to the economic characteristics and risks of the host, its terms meet the definition of a derivative and the hybrid contract is not measured at fair value with changes in fair value recognized in profit or loss, the embedded derivative shall be separated from the host and accounted for as a derivative separately at fair value with changes in profit and loss and the host instrument classified and measured according to its nature.
“Derivatives-Hedge Accounting” and “Fair value changes of the hedged items in portfolio hedges of interest-rate risk”
The Group uses financial derivatives as a tool for managing financial risks, mainly interest rates and exchange rates (See Note 7).
When these transactions meet certain requirements, they are considered "hedging instruments".
Hedging financial derivatives are used to hedge changes in the value of assets and liabilities, changes in cash flows, or the net investment in a foreign business. Fair value hedging is established for fixed rate financial instruments, and cash flow hedges are used for variable rate financial instruments. The Group also carries out exchange risk hedging operations.
Hedging accounting follows IAS 39, and the effectiveness of hedges is evaluated both retrospectively and prospectively, so that they remain within a range between 80% and 125%. The ineffectiveness of hedges, defined as the difference between the change in value of the hedging instrument and the hedged item in each period, attributable to the hedged risk, is recognized in the income statement. This includes both the amount of the ineffectiveness of the hedges established to manage interest rate risk in the period, as well as the ineffectiveness of the hedges established to manage exchange risk, which is mainly attributable to the temporary value of hedges established to manage exchange rate risk (see Notes 15 and 41).
Changes occurring subsequent to the designation of the hedging relationship in the measurement of financial instruments designated as hedged items as well as financial instruments designated as hedge accounting instruments are recognized as follows:
–In fair value hedges, the changes in the fair value of the derivative and the hedged item attributable to the hedged risk are recognized under the heading “Gains (losses) from hedge accounting, net” in the consolidated income statement, with a corresponding offset under the headings where hedging items ("Hedging derivatives") and the hedged items are recognized, as applicable, except for interest-rate risks hedges (which are almost all of the hedges used by the Group), for which the valuation changes are recognized under the headings “Interest and other income” or “Interest expense”, as appropriate, in the consolidated income statement (see Note 37).
–In fair value hedges of interest rate risk of a portfolio of financial instruments (portfolio-hedges), the gains or losses that arise in the measurement of the hedging instrument are recognized in the consolidated income statement, with the corresponding offset on the headings “Derivatives-Hedge Accounting” and the gains or losses that arise from the change in the fair value of the hedged item (attributable to the hedged risk) are also recognized in the consolidated income statement (in both cases under the heading “Gains (losses) from hedge accounting, net”, using, as a corresponding offset, the headings "Fair value changes of the hedged items in portfolio hedges of interest rate risk" in the consolidated balance sheets, as applicable).
–In cash flow hedges, the gain or loss on the hedging instruments relating to the effective portion is recognized temporarily under the heading “Accumulated other comprehensive income (loss) - Items that may be reclassified to profit or loss - Hedging derivatives. Cash flow hedges (effective portion)” in the consolidated balance sheets, with a corresponding offset under the heading “Hedging derivatives” of the assets or liabilities of the consolidated balance sheets as applicable. These differences are recognized in the consolidated income statement at the time the gains or losses of the hedged item are recorded in the income statement, at the time the forecast transaction is executed or at the maturity date of the hedged item. Almost all of the cash flow hedges carried out by the Group relate to interest rate risk and inflation risk of financial instruments, so their valuation changes are recognized under the heading "Interest and other income" or "Interest expense” in the consolidated income statement (see Note 37).
–The changes in value of the hedging items corresponding to the ineffective portions of cash flow hedges are recognized directly in the heading “Gains (losses) from hedge accounting, net” in the consolidated income statement (see Note 41).
–In hedges of net investments in foreign businesses, the valuation changes attributable to the effective portions of hedging items are recognized temporarily under the heading "Accumulated other comprehensive income (loss) - Items that may be reclassified to profit or loss – Hedging of net investments in foreign operations (effective portion)" in the consolidated balance sheets with a corresponding offset under the heading “Hedging derivatives” of the assets or liabilities of the consolidated balance sheets, as applicable. These valuation changes will be recognized in the consolidated income statement when the investment in a foreign business is disposed of or derecognized (see Note 41).
Loss allowances on financial assets
The “expected losses” impairment model is applied to financial assets valued at amortized cost, debt instruments valued at fair value with changes in accumulated other comprehensive income, financial guarantee contracts and other commitments. All financial instruments valued at fair value through profit or loss are excluded from the impairment model.
The standard classifies financial instruments into three categories, which depend on the evolution of their credit risk from the moment of initial recognition and which establish the calculation of the credit risk allowance.
–Stage 1– without significant increase in credit risk
Financial assets which are not considered to have significantly increased in credit risk have loss allowances measured at an amount equal to the expected credit loss that arises from all possible default events within 12 months following the presentation date of the financial statements (12 month expected credit losses).
–Stage 2– significant increases in credit risk
When the credit risk of a financial asset has increased significantly since the initial recognition, the loss allowances of that financial instrument is calculated as the expected credit loss during the entire life of the asset. That is, they are the expected credit losses that result from all possible default events during the expected life of the financial instrument.
–Stage 3 – Impaired
When there is objective evidence that the instrument is credit-impaired, the financial asset is transferred to this category in which the provision for losses of that financial instrument is calculated, as in stage 2, as the expected credit loss during the entire life of the asset.
When the recovery of any recognized amount is considered remote, such amount is written-off on the consolidated balance sheet, without prejudice to any actions that may be taken in order to collect the amount until the rights extinguish in full either because it is time-barred debt, the debt is forgiven, or other reasons.
The BBVA Group has applied the following definitions:
–Credit-impaired asset
An asset is credit-impaired (stage 3) if one or more events have occurred and they have a detrimental impact on the estimated future cash flows of the asset.
Historically, the definition of credit-impaired asset under IFRS 9 has been substantially aligned with the definition of default used by the Group for internal credit risk management, which is also the definition used for regulatory purposes. In 2021 the Group updated its definition of default to conform to that set forth in the European Banking Authority (hereinafter EBA) Guidelines, in compliance with article 178 of Regulation (EU) No 575/2013 (CRR). The Group consequently updated the definition of credit-impaired asset (stage 3), considering it a change in accounting estimates, re-establishing the consistency with the definition of default and guaranteeing the integration of both definitions in credit risk management.
The determination of an asset as impaired and its classification in stage 3 is based exclusively on the risk of default, without considering the effects of credit risk mitigating measures such as guarantees and collaterals. Specifically, the following financial assets are classified in stage 3:
a.Impaired assets for objective reasons or delinquency: when there are unpaid amounts of principal or interest for more than 90 days.
According to IFRS 9, the 90-days past due default is a presumption that can be rebutted in those cases where the entity considers, based on reasonable and supportable information, that it is appropriate to use a longer term. As of December 31, 2022, the Group has not used terms exceeding 90 days past due.
b.Impaired assets for subjective reasons (other than delinquency): when circumstances are identified that show, even in the absence of defaults, that it is not probable that the debtor will fully comply with its financial obligations. For this purpose, the following indicators are considered, among others:
– Significant financial difficulties of the issuer or the borrower.
–Granting by the lender or lenders to the borrower, for economic or contractual reasons related to the latter's financial difficulties, of concessions or advantages that they would not have otherwise granted.
–Breach of contractual clauses, such as events of default or default.
–Increasing probability that the borrower will go into bankruptcy or some other situation of financial reorganization.
–Disappearance of an active market for the financial asset due to financial difficulties.
–Others that may affect the committed cash flows such as the loss of the debtor's license or that it has committed fraud.
–Generalized delay in payments. In any case, this circumstance exists when, during a continuous period of 90 days prior to the reporting date, a material amount has remained unpaid.
–Sales of credit exposures of a client with a significant economic loss will imply that the rest of its operations are considered impaired.
Relating to the granting of concessions due to financial difficulties, it is considered that there is an indicator of unlikeliness to pay, and therefore the client must be considered impaired, when the refinancing or restructuring measures may result in a diminished financial obligation caused by a forgiveness or material deferral of principal, interest or fees. Specifically, unless proven otherwise, transactions that meet any of the following criteria will be reclassified to the category of impaired assets:
a.Irregular repayment schedule.
b.Contractual clauses that delay the repayment of the loan through regular payments. Among others, grace periods of more than two years for the amortization of the principal will be considered clauses with these characteristics.
c.Amounts of principal or interest written off from the balance sheet as its recovery is considered remote.
In any case, a restructuring will be considered impaired when the reduction in the net present value of the financial obligation is greater than 1%, in accordance with the management criteria introduced during 2021.
Credit risk management for wholesale counterparties is carried out at the customer (or group) level. For this reason, the classification of any of a client's material exposures as impaired, whether due to more than 90 days of default or due to any of the subjective criteria, implies the classification as impaired of all the client's exposures.
Regarding retail clients, which are managed at the individual loan level, the scoring systems review their score, among other factors, in the event of a breach in any of their operations or incurring generalized delays in payments, which also triggers the necessary recovery actions. Among them are the refinancing measures that, where appropriate, may lead to all the client's operations being considered impaired. Furthermore, given the granularity of the retail portfolios, the differential behavior of these clients in relation to their products and collateral provided, as well as the time necessary to find the best solution, the Group has established as an indicator that when a transaction of a retail client is in default in excess of 90 days or shows a general delay in payments and this represents more than 20% of the client's total balance, all its transactions are considered impaired.
When operations by entities related to the client fall into stage 3, including both entities of the same group and those with which there is a relationship of economic or financial dependence, the transactions of the holder will also be classified as stage 3 if after the analysis it is concluded that there are reasonable doubts about the full payment of the loans.
The stage 3 classification will be maintained for a cure period of 3 months from the disappearance of all indicators of impairment during which the client must demonstrate good payment behavior and an improvement in their credit quality in order to corroborate the disappearance of the causes that motivated the classification of the debt as impaired. In the case of refinancing and restructuring, the cure period is one year (see Note 7.2.7 for more details).
These criteria are aligned in all the geographical areas of the Group, maintaining only minor differences to facilitate the integration of management at the local level.
–Significant increase in credit risk
The objective of the impairment requirements is to recognize lifetime expected credit losses for financial instruments for which there have been significant increases in credit risk since initial recognition considering all reasonable and supportable information, including that which is forward-looking.
The model developed by the Group for assessing the significant increase in credit risk has a two-prong approach that is applied globally (for more detail on the methodology used, see Note 7.2.1):
–Quantitative criterion: the Group uses a quantitative analysis based on comparing the current expected probability of default over the life of the transaction with the original adjusted expected probability of default, so that both values are comparable in terms of expected default probability for their residual life.
–Qualitative criterion: most indicators for detecting significant risk increase are included in the Group's systems through rating and scoring systems or macroeconomic scenarios, so the quantitative analysis covers the majority of circumstances. The Group uses additional qualitative criteria to identify significant increase in credit risk and thus, to include circumstances that are not reflected in the rating/score systems or macroeconomic scenarios used. Such qualitative criteria are the following:
a.More than 30 days past due. According to IFRS 9, default of more than 30 days is a presumption that can be rebutted in those cases in which the entity considers, based on reasonable and documented information, that such non-payment does not represent a significant increase in risk. As of December 31, 2022, the Group has not considered periods higher than 30 days.
b.Watch List: They are subject to special watch by the Risk units because they show negative signs in their credit quality, even though there may be no objective evidence of impairment.
c.Refinance or restructuring that does not show evidence of impairment, or that, having been previously identified, the existence of significant increase in credit risk may still exist.
Although the standard introduces a series of operational simplifications, also known as practical solutions, for analyzing the increase in significant risk, the Group does not use them as a general rule. However, for high-quality assets, mainly related to certain government institutions and bodies, the standard allows for considering that their credit risk has not increased significantly because they have a low credit risk at the presentation date. This possibility is limited to those financial instruments that are classified as having high credit quality and high liquidity to comply with the liquidity coverage ratio (hereinafter, "LCR"). This does not prevent these assets from being assigned the credit risk coverage that corresponds to their classification as stage 1 based on their credit rating and macroeconomic expectations.
Method for calculating Expected Credit Loss (ECL)
Method for calculating expected loss
The measurement of expected losses must reflect:
–A considered and unbiased amount, determined by evaluating a range of possible results;
–The time value of money, and
–Reasonable and supportable information that is available without undue cost or effort and that reflects current conditions and forecasts of future economic conditions.
Expected losses are measured both individually and collectively.
The individualized estimate of credit losses results from calculating the difference between the expected cash flows discounted at the effective interest rate of the transaction and the carrying amount of the instrument (see Note 7.2.1).
For the collective measurement of expected losses the instruments are classified into groups of assets based on their risk characteristics. Exposure within each group is grouped according to credit risk common characteristics, which indicate the payment capacity of the borrower according to the contractual conditions. These risk characteristics have to be relevant in estimating the future flows of each group. The characteristics of credit risk may consider, among others, the following factors (see Note 7.2.1):
–Type of instrument.
–Rating or scoring tools.
–Credit risk scoring or rating.
–Type of collateral.
–Amount of time at default for stage 3.
–Segment.
–Qualitative criteria which can have a significant increase in risk.
–Collateral value if it has an impact on the probability of a default event.
The estimated losses are derived from the following parameters:
–PD: estimate of the probability of default in each period.
–EAD: estimate of the exposure in case of default at each future period, taking into account the changes in exposure after the closing date of the financial statements.
–LGD: estimate of the loss in case of default, calculated as the difference between the contractual cash flows and receivables, including guarantees. For these purposes, the probability of executing the guarantee, the moment until its ownership and subsequent realization are achieved, the expected cash flows and the acquisition and sale costs, are considered in the estimation.
–CCF: cash conversion factor is the estimate made on off-balance sheet contractual arrangements to determine the exposure subject to credit risk in the event of a default.
At the BBVA Group, the calculated expected credit losses are based on internal models developed for all portfolios within the IFRS 9 scope, except for the cases that are subject to individual analysis.
The calculation and recognition of expected credit losses includes exposures with governments and credit institutions, for which, despite having a reduced number of defaults in the information databases, internal models have been developed, considering, as sources of information, the data provided by external rating agencies or other observed in the market, such as changes in bond yields, prices of credit default swaps or any other public information on them.
Use of present, past and future information
IFRS 9 requires incorporation of present, past and future information to detect any significant increase in risk and measure expected loss, which must be carried out on a weighted probability basis.
The standard does not require identification of all possible scenarios for measuring expected loss. However, the probability of a loss event occurring and the probability it will not occur have to be considered, even though the possibility of a loss may be very low. To achieve this, the Group generally evaluates the linear relationship between its estimated loss parameters (PD, LGD and EAD) with the historical and future forecasts of the macroeconomic scenarios.
Additionally, when there is no linear relation between the different future economic scenarios and their associated expected losses, more than one future economic scenario must be used for the measurement.
The approach taken by the Group consists of using a methodology based on the use of three scenarios. The first is the most probable scenario (base scenario) that is consistent with that used in the Group's internal management processes, and two additional ones, one more positive and the other more negative. The combined outcome of these three scenarios is calculated considering the weight given to each of them. The main macroeconomic variables that are valued in each of the scenarios for each of the geographies in which the Group operates are the Gross Domestic Product (GDP), the real estate price index, interest rates and the unemployment rate. The main goal of the Group's approach is seeking the greatest predictive capacity with respect to the first two variables (see Note 7.2.1).
Derecognition of the balance due to impairment on financial assets (write-offs)
Debt instruments are classified as written-off once, after being analyzed, it is reasonably considered that their recovery is remote due to the notorious and irrecoverable deterioration of the solvency of the holder of the operation.
Based on their procedures and particularities, the Group entities recognize operations as a write-off where, following their analysis, there are no reasonable expectations of recovery of the debt, taking into account aspects such as: the time elapsed since the classification as doubtful operations due to delinquency, the coverage levels achieved, type of portfolio or product, bankruptcy status of the holder and the existence of guarantees, their valuation and execution capacity. In those cases where the guarantee is significant, there is the possibility of making partial write-offs on the non-guaranteed portion.
The classification of an operation as written-off, entails the recognition of losses for the carrying amount of the related debt and results in a derecognition in the same amount from the balance sheet (see Note 7.2.5).
Transfers and derecognition of financial assets and liabilities
The accounting treatment of transfers of financial assets is determined by the form in which risks and benefits associated with the financial assets involved are transferred to third parties. Financial assets are only derecognized from the consolidated balance sheet when the cash flows that they generate are extinguished, when their implicit risks and benefits have been substantially transferred to third parties or when the control of financial asset is transferred even in case of no physical transfer or substantial retention of such assets. In the latter case, the financial asset transferred is derecognized from the consolidated balance sheet, and any right or obligation retained or created as a result of the transfer is simultaneously recognized.
Similarly, financial liabilities are derecognized from the consolidated balance sheet only if their obligations are extinguished or acquired (with a view to subsequent cancellation or renewed placement).
The Group is considered to have transferred substantially all the risks and benefits if such risks and benefits account for the majority of the risks and benefits involved in ownership of the transferred financial assets. If substantially all the risks and benefits associated with the transferred financial asset are retained:
–The transferred financial asset is not derecognized from the consolidated balance sheet and continues to be measured using the same criteria as those used before the transfer.
–A financial liability is recognized at the amount equal to the amount received, which is subsequently measured at amortized cost or fair value with changes in the income statement, whichever the case.
–Both the income generated on the transferred (but not derecognized) financial asset and the expense of the new financial liability continue to be recognized.
Treatment of securitizations
The securitizations funds to which the Group entities transfer their credit portfolios are consolidated entities of the Group. For more information, refer to Note 2.1 “Principles of consolidation”.
The Group considers that the risks and benefits of the securitizations are substantially retained if the subordinated bonds are held and/ or if subordination funding has been granted to those securitization funds, which means that the credit loss risk of the securitized assets will be assumed. Consequently, the Group is not derecognizing those transferred loan portfolios.
Synthetic securitizations are transactions where risk is transferred through derivatives or financial guarantees and in which the exposure of these securitizations remains in the balance sheet of the Group. The Group has established the synthetic securitizations through received financial guarantees. As for the commissions paid, they are accrued during the term of the financial guarantee.
Financial guarantees
Financial guarantees are considered to be those contracts that require their issuer to make specific payments to reimburse the holder of the financial guarantee for a loss incurred when a specific borrower breaches its payment obligations on the terms – whether original or subsequently modified – of a debt instrument, irrespective of the legal form it may take. Financial guarantees may take the form of a deposit, bank guarantee, insurance contract or credit derivative, among others.
In their initial recognition, financial guarantees are recognized as liabilities in the consolidated balance sheet at fair value, which is generally the present value of the fees, commissions and interest receivable from these contracts over the term thereof, and the Group simultaneously recognizes a corresponding asset in the consolidated balance sheet for the amount of the fees and commissions received at the inception of the transactions and the amounts receivable at the present value of the fees, commissions and interest outstanding.
Financial guarantees, irrespective of the guarantor, instrumentation or other circumstances, are reviewed periodically so as to determine the credit risk to which they are exposed and, if appropriate, to consider whether a provision is required for them. The credit risk is determined by application of criteria similar to those established for quantifying loss allowances on debt instruments measured at amortized cost (see Note 2.2.1).
The provisions recognized for financial guarantees are recognized under the heading “Provisions - Provisions for contingent risks and commitments” on the liability side in the consolidated balance sheets (see Note 24). These provisions are recognized and reversed with a charge or credit, respectively to “Provisions or reversal of provision” in the consolidated income statements (see Note 46).
Income from financial guarantees is recorded under the heading “Fee and commission income” in the consolidated income statement and is calculated by applying the rate established in the related contract to the nominal amount of the guarantee (see Note 40).
Synthetic securitizations made by the Group to date meet the requirements of the accounting regulations for accounting as guarantees.
Non-current assets and disposal groups classified as held for sale and liabilities included in disposal groups classified as held for sale
The heading “Non-current assets and disposal groups classified as held for sale” in the consolidated balance sheet includes the carrying amount of individual items or items integrated in a group ("disposal group") or that form part of a significant business line or geographical area that is intended to be disposed of (“discontinued operation”) whose sale is highly probable to take place under the current conditions within a period of one year from the date to which the financial statements refer. Additionally, assets that were expected to be disposed of within a year but which disposal is delayed due to events and circumstances beyond the control of the Group can be classified as held for sale (see Note 21).
Symmetrically, the heading “Liabilities included in disposal groups classified as held for sale” in the consolidated balance sheet reflects the balances payable arising from disposal groups and discontinued operations.
With respect to the subsidiaries of the BBVA Group, the heading "Non-current assets and disposal groups classified as held for sale" includes the assets received by the subsidiaries for the satisfaction, in whole or in part, of the payment obligations of their debtors (foreclosed or received in payment of debt or recoveries from financial leasing transactions, unless the Group has decided to make continued use of those assets). The BBVA Group has specific units focused on real estate management and sale of these types of assets.
Non-current assets and disposal groups classified as held for sale are measured, at the acquisition date and at any later date deemed necessary, at either their carrying amount or the fair value of the property (less costs to sell), whichever is lower. An impairment or reversal of impairment for the difference is recognized if applicable. When the amount of the sale less estimated costs of sale is higher than the carrying value, the gain is not recognized until the moment of disposal and derecognition from the balance sheet.
Non-current assets and disposal groups classified as held for sale are not depreciated while included under the heading “Non-current assets and disposal groups classified as held for sale”.
In the case of real estate assets foreclosed or received in payment of debts, they are initially recognized at the lower of: the restated carrying amount of the financial asset and the fair value at the time of the foreclosure or receipt of the asset less estimated sales costs. The carrying amount of the financial asset is updated at the time of the foreclosure, treating the real property received as a secured collateral and taking into account the credit risk coverage that would correspond to it according to its classification prior to the delivery. For these purposes, the collateral will be valued at its current fair value (less sale costs) at the time of foreclosure. This carrying amount will be compared with the previous carrying amount and the difference will be recognized as a provision increase, if applicable. On the other hand, the fair value of the foreclosed assets is based mainly on appraisals or valuations carried out by independent experts on an annual basis or more frequently if there are indications of impairment by appraisal, evaluating the need to apply a discount on the asset derived from the specific conditions of the asset or the market situation for these assets and in any case, deducting the company’s estimated sale costs.
Gains and losses generated on the disposal of assets and liabilities classified as non-current held for sale, and liabilities included in disposal groups classified as held for sale as well as impairment losses and, where pertinent, the related recoveries, are recognized in “Gains (losses) from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations” in the consolidated income statement (see Note 50). The remaining income and expense items associated with these assets and liabilities are classified in the consolidated income statement according to their nature.
Income and expense for discontinued operations, whatever their nature, generated during the year, even if they have occurred before their classification as discontinued operations, are presented net of the tax effect as a single amount under the heading “Profit (loss) after tax from discontinued operations” in the consolidated income statement (see Notes 3 and 21). This heading includes the earnings from their sale or other disposal (net of tax effects).
Tangible Assets
Property, plant and equipment for own use
This heading includes the assets under ownership or acquired under lease terms (right to use), intended for future or current use by the BBVA Group and that it expects to hold for more than one year. It also includes tangible assets received by the consolidated entities in full or partial settlement of financial assets representing receivables from third parties which are expected to be held for continuing use.
For more information regarding the accounting treatment of right to use assets under lease terms, see Note 2.2.18 "Leases".
Property, plant and equipment for own use are presented in the consolidated balance sheets at acquisition cost, less any accumulated depreciation and, where appropriate, any estimated impairment losses resulting from comparing the net carrying amount of each item with its corresponding recoverable amount (see Note 17).
Depreciation is calculated using the straight-line method, during the useful life of the asset, on the basis of the acquisition cost of the assets less their residual value; the land is considered to have an indefinite life and is therefore not depreciated.
The tangible asset depreciation charges are recognized in the consolidated income statements under the heading "Depreciation and Amortization" (see Note 45) and are based on the application of the following depreciation rates (determined on the basis of the average years of estimated useful life of the various assets):

Depreciation rates for tangible assets
Type of assets	Annual Percentage
Buildings for own use	1% - 4%
Furniture	8% - 10%
Fixtures	6% - 12%
Office supplies and hardware	8% - 25%
Lease use rights	The lesser of the lease term or the useful life of the underlying asset
At each reporting date, the Group entities analyze whether there are internal or external indicators that a tangible asset may be impaired. When there is evidence of impairment, the Group analyzes whether this impairment actually exists by comparing the asset’s net carrying amount with its recoverable amount (defined as the higher between its recoverable amount less disposal costs and its value in use). When the carrying amount exceeds the recoverable amount, the carrying amount is written down to the recoverable amount and depreciation charges going forward are adjusted to reflect the asset’s remaining useful life.
Similarly, if there is any indication that the value of a previously impaired tangible asset is now recoverable, the consolidated entities will estimate the recoverable amounts of the asset and recognize it in the consolidated income statement, recording the reversal of the impairment loss recognized in previous years and thus adjusting future depreciation charges. Under no circumstances may the reversal of an impairment loss on an asset raise its carrying amount above that which it would have if no impairment losses had been recognized in prior years.
In the BBVA Group, most of the buildings held for own use are assigned to the different Cash Generating Units (CGU) to which they belong. The corresponding impairment analyses are performed for these CGU to check whether sufficient cash flows are generated to support the value of the assets comprised within.
Operating and maintenance expense relating to tangible assets held for own use are recognized as an expense in the year they are incurred and recognized in the consolidated income statements under the heading "Administration costs - Other administrative expense - Property, fixtures and materials" (see Note 44.2).
Other assets leased out under an operating lease
The criteria used to recognize the acquisition cost of assets leased out under operating leases, to calculate their depreciation and their respective estimated useful lives and to recognize the impairment losses on them, are the same as those described in relation to tangible assets for own use.
Investment properties
The heading “Tangible assets - Investment properties” in the consolidated balance sheets reflects the net values (purchase cost minus the corresponding accumulated depreciation and, if appropriate, estimated impairment losses) of the land, buildings and other structures that are held either to earn rental income or for capital appreciation through sale and that are neither expected to be sold off in the ordinary course of business nor are destined for own use (see Note 17).
The criteria used to recognize the acquisition cost of investment properties, calculate their depreciation and their respective estimated useful lives, and recognize the impairment losses on them, are the same as those described in relation to tangible assets held for own use.
Business combinations
A business combination is a transaction, or any other deal, by which the Group obtains control of one or more businesses. It is accounted for by applying the “acquisition method”.
According to this method, the acquirer has to recognize the assets acquired and the liabilities and contingent liabilities assumed, including those that the acquired entity had not recognized in the accounts. The method involves the measurement of the consideration received for the business combination and its allocation to the assets, liabilities and contingent liabilities measured according to their fair value, at the purchase date, as well as the recognition of any non-controlling participation (minority interests) that may arise from the transaction.
In a business combination achieved in stages, in which the Group starts with an investment, an associate (investee) or a joint venture, the acquirer shall measure its previously held equity interest in the acquiree at its acquisition-date fair value and recognize the resulting gain or loss, if any, in profit or loss under the heading “Gains (losses) on derecognition of non-financial assets and subsidiaries, net” of the consolidated income statements. In prior reporting periods, the acquirer may have recognized changes in the value of its equity interest in the acquiree. If so, the amount that was recognized in the consolidated financial statements shall be recorded on the same basis as would be required if the acquirer had disposed directly of the previously held equity interest.
In addition, the acquirer shall recognize an asset in the consolidated balance sheet under the heading “Intangible asset - Goodwill” if on the acquisition date there is a positive difference between:
–the sum of the consideration transferred, the amount of all the non-controlling interests and the fair value of stock previously held in the acquired business; and
–the net fair value of the assets acquired and liabilities assumed.
If this difference is negative, it shall be recognized directly in the income statement under the heading “Negative goodwill recognized in profit or loss”.
Non-controlling interests in the acquired entity may be measured in two ways: either at their fair value; or at the proportional percentage of net assets identified in the acquired entity. The method of valuing non-controlling interest may be elected in each business combination. BBVA Group has always elected the second method.
Intangible assets
Goodwill
Goodwill represents a portion of consideration transferred in advance by the acquiring entity for the future economic benefits from assets that cannot be individually identified and separately recognized in a business combination. Goodwill is never amortized. It is subject periodically to an impairment analysis, and is written down if there has been impairment (see Note 18).
Goodwill is assigned to one or more CGU that expect to be the beneficiaries of the synergies derived from the business combinations. The CGU represent the Group’s smallest identifiable asset groups that generate cash flows for the Group and that are largely independent of the flows generated from the Group’s other assets or groups of assets. Each unit or units to which goodwill is allocated:
–Is the lowest level at which the entity manages goodwill internally.
–Is not larger than an operating segment.
The CGU to which goodwill has been allocated are tested for impairment (including the allocated goodwill in their carrying amount). This analysis is performed at least annually or more frequently if there is any indication of impairment.
For the purpose of determining the impairment of a CGU to which a part of goodwill has been allocated, the carrying amount of that CGU, adjusted by the theoretical amount of the goodwill attributable to the non-controlling interests, in the event they are not valued at fair value, is compared with its recoverable amount.
The recoverable amount of a CGU is equal to the fair value less sale costs or its value in use, whichever is greater. Value in use is calculated as the discounted value of the cash flow projections that the unit’s management estimates and is based on the latest budgets approved for the coming years. The main assumptions used in its calculation are: a growth rate to extrapolate the cash flows indefinitely, and the discount rate used to discount the cash flows, which is equal to the cost of the capital assigned to each CGU, and equivalent to the sum of the risk-free rate plus a risk premium inherent to the CGU being evaluated for impairment.
If the carrying amount of the CGU exceeds the related recoverable amount, the Group recognizes an impairment loss; the resulting loss is apportioned by reducing, first, the carrying amount of the goodwill allocated to that unit and, second, if there are still impairment losses remaining to be recognized, the carrying amount of the remainder of the assets. This is done by allocating the remaining loss in proportion to the carrying amount of each of the assets in the unit. In the event the non-controlling interests are measured at fair value, the deterioration of goodwill attributable to non-controlling interests will be recognized. In any case, an impairment loss recognized for goodwill shall not be reversed in a subsequent period.
Goodwill impairment losses are recognized under the heading "Impairment or reversal of impairment on non-financial assets – Intangible assets” (see Note 49).
Other intangible assets
These assets may have an indefinite useful life if, based on an analysis of all relevant factors, it is concluded that there is no foreseeable limit to the period over which the asset is expected to generate net cash flows for the consolidated entities. In all other cases they have a finite useful life (see Note 18.2).
Intangible assets with a finite useful life are amortized according to the duration of this useful life, using methods similar to those used to depreciate tangible assets. The defined useful life intangible asset is made up mainly of IT applications acquisition costs which have a useful life of 3 to 5 years. The amortization charge of these assets is recognized in the consolidated income statements under the heading "Depreciation and amortization" (see Note 45).
The consolidated entities recognize any impairment losses on the carrying amount of these assets with a charge to the heading “Impairment or reversal of impairment on non-financial assets- Intangible assets” in the consolidated income statements (see Note 49). The criteria used to recognize the impairment losses on these assets and, where applicable, the recovery of impairment losses recognized in prior years, are similar to those used for tangible assets.Insurance and reinsurance contracts
The assets and liabilities of the BBVA Group’s insurance subsidiaries are recognized according to their nature under the corresponding headings of the consolidated balance sheet.
The heading “Insurance and reinsurance assets” in the consolidated balance sheets includes the amounts that the consolidated insurance subsidiaries are entitled to receive under the reinsurance contracts entered into by them with third parties and, more specifically, the reinsurer´s share of the technical provisions recognized by the consolidated insurance subsidiaries.
The heading “Liabilities under insurance and reinsurance contracts” in the consolidated balance sheets includes the technical provisions for direct insurance and inward reinsurance recognized by the consolidated insurance subsidiaries to cover claims arising from insurance contracts open at period-end (see Note 23).
The income or expense reported by the BBVA Group’s consolidated insurance subsidiaries on their insurance activities is recognized, in accordance with their nature, in the corresponding items of the consolidated income statements.
The consolidated insurance entities of the BBVA Group recognize the amounts of the premiums written and a charge for the estimated cost of the claims that will be incurred at their final settlement to their consolidated income statements. At the close of each year the amounts collected and unearned, as well as the costs incurred and unpaid, are accrued.
The most significant provisions recorded by consolidated insurance entities with respect to insurance policies issued by them are set out by their nature in Note 23.
According to the type of product, the provisions may be as follows:
–Life insurance provisions:
Represents the value of the net obligations undertaken with the life insurance policyholder. These provisions include:
a.Provisions for unearned premiums. These are intended for the accrual, at the date of calculation, of the premiums written. Their balance reflects the portion of the premiums received until the closing date that has to be allocated to the period from year-end to the end of the insurance policy period.
b.Mathematical reserves: Represents the value of the life insurance obligations of the insurance entities at year-end, net of the policyholder’s obligations, arising from life insurance contracted.
–Non-life insurance provisions:
a.Provisions for unearned premiums. These provisions are intended for the accrual, at the date of calculation, of the premiums written. Their balance reflects the portion of the premiums received until the closing date that has to be allocated to the period between the year-end and the end of the policy period.
b.Provisions for unexpired risks: The provision for unexpired risks supplements the provision for unearned premiums by the amount by which that provision is not sufficient to reflect the assessed risks and expenses to be covered by the consolidated insurance subsidiaries in the policy period not elapsed at year-end.
–Provision for claims:
This reflects the total amount of the outstanding obligations arising from claims incurred prior to year-end. Insurance subsidiaries calculate this provision as the difference between the total estimated or certain cost of the claims not yet reported, settled or paid, and the total amounts already paid in relation to these claims.
–Provision for bonuses and rebates:
This provision includes the amount of the bonuses accruing to policyholders, insurees or beneficiaries and the premiums to be returned to policyholders or insurees, as the case may be, based on the behavior of the risk insured, to the extent that such amounts have not been individually assigned to each of them.
–Technical provisions for reinsurance ceded:
Calculated by applying the criteria indicated above for direct insurance, taking account of the assignment conditions established in the open reinsurance contracts.
–Other technical provisions:
Insurance entities have recognized provisions to cover the probable mismatches in the market reinvestment interest rates with respect to those used in the valuation of the technical provisions.
Tax assets and liabilities
Expenses on corporate income tax applicable to the BBVA Group’s Spanish entities and on similar income taxes applicable to consolidated foreign entities are recognized in the consolidated income statement, except when they result from transactions on which the profits or losses are recognized directly in equity, in which case the related tax effect is also recognized in equity.
The total corporate income tax expense is calculated by aggregating the current tax arising from the application of the corresponding tax rate as per the tax base for the year (after deducting the tax credits or discounts allowable for tax purposes) and the change in deferred tax assets and liabilities recognized in the consolidated income statement.
Deferred tax assets and liabilities include temporary differences, defined as the amounts to be payable or recoverable in future years arising from the differences between the carrying amount of assets and liabilities and their tax bases (the “tax value”), and tax loss and tax credit or discount carry forwards. These amounts are calculated by applying to each temporary difference the tax rates that are expected to apply when the asset is realized or the liability settled (see Note 19).
The "Tax Assets" line item in the consolidated balance sheets includes the amount of all the assets of a tax nature, broken down into: "Current” (amounts of tax recoverable in the next twelve months) and "Deferred" (which includes the amount of tax to be recovered in future years, including those arising from tax losses or credits for deductions or rebates that can be compensated). The "Tax Liabilities" line item in the consolidated balance sheets includes the amount of all the liabilities of a tax nature, except for provisions for taxes, broken down into: "Current” (income tax payable on taxable profit for the year and other taxes payable in the next twelve months) and "Deferred" (the amount of corporate tax payable in subsequent years).
Deferred tax liabilities attributable to taxable temporary differences associated with investments in subsidiaries, associates or joint venture entities are recognized as such, except where the Group can control the timing of the reversal of the temporary difference and it is unlikely that it will reverse in the future. Deferred tax assets are recognized to the extent that it is probable that the consolidated entities will generate enough taxable profits to make deferred tax assets effective and do not correspond to those from initial recognition (except in the case of business combinations), which also does not affect the fiscal outcome.
The deferred tax assets and liabilities recognized are reassessed by the consolidated entities at each balance sheet date in order to ascertain whether they still qualify as deferred tax assets and liabilities, and the appropriate adjustments are made on the basis of the findings of the analyses performed. In those circumstances in which it is unclear how a specific requirement of the tax law applies to a particular transaction or circumstance, and the acceptability of the definitive tax treatment depends on the decisions taken by the relevant taxation authority in future, the entity recognizes current and deferred tax liabilities and assets considering whether it is probable or not that a taxation authority will accept an uncertain tax treatment. Thus, if the entity concludes that it is not probable that the taxation authority will accept an uncertain tax treatment, the entity uses the amount expected to be paid to (recovered from) the taxation authorities.
The income and expense directly recognized in consolidated equity that do not increase or decrease taxable income are accounted for as temporary differences.
Provisions, contingent assets and contingent liabilities
The heading “Provisions” in the consolidated balance sheets includes amounts recognized to cover the BBVA Group’s current obligations arising as a result of past events. These are certain in terms of nature but uncertain in terms of amount and/or settlement date. The settlement of these obligations is deemed likely to entail an outflow of resources embodying economic benefits (see Note 24). The obligations may arise in connection with legal or contractual provisions, valid expectations formed by Group entities relative to third parties in relation to the assumption of certain responsibilities or through virtually certain developments of particular aspects of the regulations applicable to the operation of the entities; and, specifically, future legislation to which the Group will certainly be subject. The provisions are recognized in the consolidated balance sheets when each and every one of the following requirements is met:
–They represent a current obligation that has arisen from a past event. At the date of the Consolidated Financial Statements, there is more probability that the obligation will have to be met than that it will not.
–It is probable that an outflow of resources embodying economic benefits will be required to settle the obligation.
–The amount of the obligation can be reasonably estimated.
Among other items, these provisions include the commitments made to employees by some of the Group entities mentioned in Note 2.2.11, as well as provisions for tax and legal litigation.
Contingent assets are possible assets that arise from past events and whose existence is conditional on, and will be confirmed only by, the occurrence or non-occurrence of events beyond the control of the Group. Contingent assets are not recognized in the consolidated balance sheet or in the consolidated income statement; however, they will be disclosed, should they exist, in the Notes to the Consolidated Financial Statements, provided that it is probable they will give rise to an increase in resources embodying economic benefits (see Note 34).
Contingent liabilities are possible obligations of the Group that arise from past events and whose existence is conditional on the occurrence or non-occurrence of one or more future events beyond the control of the Group. They also include the existing obligations of the Group when it is not probable that an outflow of resources embodying economic benefits will be required to settle them; or when, in extremely rare cases, their amount cannot be measured with sufficient reliability.
Contingent liabilities are not recognized in the consolidated balance sheet or the income statement (excluding contingent liabilities from business combinations) but are disclosed in the Notes to the Consolidated Financial Statements, unless the possibility of an outflow of resources embodying economic benefits is remote.Pensions and other post-employment commitments
Below we provide a description of the most significant accounting policies relating to post-employment and other employee benefit commitments assumed by BBVA Group entities (see Note 25).
Short-term employee benefits
Benefits for current active employees which are accrued and settled during the year and for which a provision is not required in the entity´s accounts. These include wages and salaries, social security charges and other personnel expense.
Costs are charged and recognized under the heading “Administration costs – Personnel expense – Other personnel expense” of the consolidated income statement (see Note 44.1).
Post-employment benefits – Defined-contribution plans
The Group sponsors defined-contribution plans for the majority of its active employees. The amount of these benefits is established as a percentage of remuneration and/or as a fixed amount.
The contributions made to these plans in each year by BBVA Group entities are charged and recognized under the heading “Administration costs – Personnel expense– Defined-contribution plan expense” of the consolidated income statement (see Note 44.1).
Post-employment benefits – Defined-benefit plans
Some Group entities maintain pension commitments with employees who have already retired or taken early retirement, certain closed groups of active employees still accruing defined benefit pensions, and in-service death and disability benefits provided to most active employees. These commitments are covered by insurance contracts, pension funds and internal provisions.
In addition, some of the Spanish entities have offered certain employees the option to retire before their normal retirement age, recognizing the necessary provisions to cover the costs of the associated benefit commitments, which include both the liability for the benefit payments due as well as the contributions payable to external pension funds during the early retirement period.
Furthermore, certain Group entities provide welfare and medical benefits which extend beyond the date of retirement of the employees entitled to the benefits.
All of these commitments are quantified based on actuarial valuations, with the amounts recorded under the heading “Provisions – Provisions for pensions and similar obligations” in the consolidated balance sheet and determined as the difference between the value of the defined-benefit commitments and the fair value of plan assets at the date of the consolidated financial statements (see Note 25).
Current service cost is charged and recognized under the heading “Administration costs – Personnel expense – Defined-benefit plan expense” of the consolidated income statement (see Note 44.1).
Interest credits/charges relating to these commitments are charged and recognized in net terms under the headings “Interest and other income” or, where appropriated, “Interest expense” of the consolidated income statement (see Note 37).
Past service costs arising from benefit plan changes as well as early retirements granted during the year are recognized under the heading “Provisions or reversals of provisions” of the consolidated income statement (see Note 46).
Other long-term employee benefits
In addition to the above commitments, certain Group entities provide long-term service awards to their employees, consisting mainly of monetary amounts or periods of vacation granted upon completion of a number of years of qualifying service. This heading also includes the commitments related to the termination of employment contracts according to the collective layoff procedure carried out in BBVA, S.A. in 2021.
These commitments are quantified based on actuarial valuations and the amounts recorded under the heading “Provisions – Other long-term employee benefits” of the consolidated balance sheet (see Note 24).
Valuation of commitments: actuarial assumptions and recognition of gains/losses
The present value of these commitments is determined based on individual member data. Active employee costs are determined using the “projected unit credit” method, which treats each period of service as giving rise to an additional unit of benefit and values each unit separately.
In establishing the actuarial assumptions we take into account that:
–They should be unbiased, i.e. neither unduly optimistic nor excessively conservative.
–Each assumption does not contradict the others and adequately reflects the existing relationship between economic variables such as price inflation, expected wage increases, discount rates and the expected return on plan assets, etc. Future wage and benefit levels should be based on market expectations, at the balance sheet date, for the period over which the obligations are to be settled.
–The interest rate used to discount benefit commitments is determined by reference to market yields, at the balance sheet date, on high quality bonds.
The BBVA Group recognizes actuarial gains (losses) relating to early retirement benefits, long service awards and other similar items under the heading “Provisions or reversal of provisions” of the consolidated income statement for the period in which they arise (see Note 46). Actuarial gains (losses) relating to pension and medical benefits are directly charged and recognized under the heading "Accumulated other comprehensive income (loss) – Items that will not be reclassified to profit or loss – Actuarial gains (losses) on defined benefit pension plans" of equity in the consolidated balance sheet (see Note 30).
Equity-settled share-based payment transactions
Equity –settled share-based payment transactions, provided they constitute the delivery of such equity instruments once completion of a specific period of services has occurred, are recognized as an expense for services being provided by employees, with a corresponding entry under the heading “Shareholders’ funds – Other equity” in the consolidated balance sheet. These services are measured at fair value for the employees services received, unless such fair value cannot be calculated reliably. In such case, they are measured by reference to the fair value of the equity instruments granted, taking into account the date on which the commitments were granted and the terms and other conditions included in the commitments.
When the initial compensation agreement includes what may be considered market conditions among its terms, any changes in these conditions will not be reflected in the consolidated income statement, as these have already been accounted for in calculating the initial fair value of the equity instruments. Non-market vesting conditions are not taken into account when estimating the initial fair value of equity instruments, but they are taken into account when determining the number of equity instruments to be issued. This will be recognized on the consolidated income statement with the corresponding increase in total consolidated equity.
Termination benefitsTermination benefits are recognized in the financial statements when the BBVA Group agrees to terminate employment contracts with its employees or from the time the costs for a restructuring that involves the payment of compensation for the termination of contracts with its employees are recorded. This happens when there is a formal and detailed plan in which the fundamental modifications to be made are identified, and whenever said plan has begun to be executed or its main characteristics or objective facts about its execution have been publicly announced. The collective layoff procedure carried out at BBVA, S.A. in 2021 complies with these conditions. Treasury shares
The value of common stock issued by the BBVA Group’s entities and held by them - basically, shares and derivatives on the Bank’s shares held by some consolidated entities that comply with the requirements to be recognized as equity instruments - are recognized as a decrease to net equity, under the heading "Shareholders’ funds - Treasury shares" in the consolidated balance sheets (see Note 29).
These financial assets are recognized at acquisition cost, and the gains or losses arising on their disposal are credited or debited, as appropriate, to the heading “Shareholders’ funds - Retained earnings” in the consolidated balance sheets (see Note 28).
In the event of a contractual obligation to acquire treasury shares, a financial liability is recorded as the present value of the amount committed (under the heading "Financial liabilities at amortized cost - Other financial liabilities") and the corresponding recognition in net equity (under the heading “Equity - Other Reserves) (see Notes 22.5 and 28).
Foreign-currency transactions and exchange differences
The currency in which the Financial Statements of the BBVA Group are presented is the euro. As such, all balances and transactions denominated in currencies other than the euro are deemed to be expressed in “foreign currency”.
Conversion to euros of the balances held in foreign currency is performed in two consecutive stages:
–Conversion of the foreign currency to the entity’s functional currency (currency of the main economic environment in which the entity operates); and
–Conversion to euros of the balances held in the functional currencies of the entities whose functional currency is not the euro.
Conversion of the foreign currency to the entity’s functional currency
Transactions denominated in foreign currencies carried out by the consolidated entities (or entities accounted for using the equity method) are initially accounted for in their respective currencies. Subsequently, the monetary balances in foreign currencies are converted to their respective functional currencies using the exchange rate at the close of the financial year. In addition,
–Non-monetary items valued at their historical cost are converted to the functional currency at the exchange rate applicable on the purchase date.
–Non-monetary items valued at their fair value are converted at the exchange rate in force on the date on which such fair value was determined.
–Monetary items are converted to the functional currency at the closing exchange rate.
–Income and expense are converted at the period’s average exchange rates for all the operations carried out during the year, except in those geographical areas where IAS 29 “Financial Reporting in Hyperinflationary Economies” applies (see Note 2.2.19). When applying this criterion the BBVA Group considers whether significant variations have taken place in exchange rates during the year which, owing to their impact on the statements as a whole, may require the application of exchange rates as of the date of the transaction instead of such average exchange rates.
The exchange differences produced when converting the balances in foreign currency to the functional currency of the consolidated entities are generally recognized under the heading "Exchange differences, net" in the consolidated income statements (see Note 41). However, the exchange differences in non-monetary items measured at fair value are recorded to equity under the heading “Accumulated other comprehensive income (loss) - Items that will not be reclassified to profit or loss - Fair value changes of equity instruments measured at fair value through other comprehensive income” in the consolidated balance sheets (see Note 30).
Conversion of functional currencies to euros
The balances in the financial statements of consolidated entities whose functional currency is not the euro are converted to euros as follows:
–Assets and liabilities: at the closing spot exchange rates as of the date of each of the consolidated balance sheets.
–Income and expense and cash flows are converted by applying the exchange rate applicable on the date of the transaction, and the average exchange rate for the financial year may be used, unless it has undergone significant variations during the year.
–Equity items: at the historical exchange rates.
The exchange differences arising from the conversion to euros of balances in the functional currencies of the consolidated entities whose functional currency is not the euro are recognized under the heading “Accumulated other comprehensive income (loss) – Items that may be reclassified to profit or loss - Foreign currency translation” in the consolidated balance sheets (Notes 30 and 31 respectively). Meanwhile, the differences arising from the conversion to euros of the financial statements of entities accounted for by the equity method are recognized under the heading “Accumulated other comprehensive income (loss) - Items that may be reclassified to profit or loss - Share of other recognized income and expense of investments in joint ventures and associates" (Note 30), until the item to which they relate is derecognized, at which time they are recognized in the income statement.
The financial statements of companies of hyperinflationary economies are restated for the effects of changes in prices before their conversion to euros following the provisions of IAS 29 "Financial Reporting in Hyperinflationary Economies" (see Note 2.2.19). Both these adjustments for inflation and the exchange differences that arise when converting the financial statements of companies into hyperinflationary economies are accounted for in “Accumulated other comprehensive income (loss) – Items that may be reclassified to profit or loss - Foreign currency translation”.
The breakdown of the main consolidated balances in foreign currencies, with reference to the most significant foreign currencies, is set forth in Appendix VII.
Venezuela
Local financial statements of the Group subsidiaries in Venezuela are expressed in Venezuelan Bolivar, and converted into euros for the consolidated financial statements. Venezuela is a country with strong exchange restrictions that has different rates officially published, and, since December 31, 2015, the Board of Directors considers that the use of these exchanges rates for converting bolivars into euros in preparing the Consolidated Financial Statements does not reflect the true picture of the financial statements of the Group and the financial position of the Group subsidiaries in this country. Therefore, since the year ended December 31, 2015, the exchange rate for converting bolivars into euros is an estimation taking into account the evolution of the estimated inflation in Venezuela.
As of December 31, 2022, 2021 and 2020, the impact on the consolidated financial statements that would have resulted by applying the last published official exchange rate instead of the exchange rate estimated by BBVA Group was not significant (see Note 2.2.19).
Recognition of income and expense
The most significant policies used by the BBVA Group to recognize its income and expense are as follows.
–Interest income and expense and similar items:
As a general rule, interest income and expense and similar items are recognized on the basis of their period of accrual using the effective interest rate method. In the particular case of inflation-indexed bonds, interest income also includes the effect of real inflation experienced in the period.
They shall be recognized within the consolidated income statement according to the following criteria, independently from the financial instruments’ portfolio which generates the income or expense:
a.The interest income past-due before the initial recognition and pending to be received will form part of the gross carrying amount of the debt instrument.
b.The interest income accrued after the initial recognition will form part of the gross carrying amount of the debt instrument until it will be received.
The financial fees and commissions that arise on the arrangement of loans and advances (basically origination and analysis fees) are deferred and recognized in the income statement over the expected life of the loan. From that amount, the transaction costs identified as directly attributable to the arrangement of the loans and advances are deducted. These fees are part of the effective interest rate for the loans and advances.
Once a debt instrument has been impaired, interest income is recognized applying the effective interest rate used to discount the estimated recoverable cash flows on the carrying amount of the asset.
–Income from dividends received:
Dividends shall be recognized within the consolidated income statement according to the following criteria, independently from the financial instruments’ portfolio which generates this income:
a.When the right to receive payment has been declared before the initial recognition and when the payment is pending to be received, the dividends will not form part of the gross carrying amount of the equity instrument and will not be recognized as income. Those dividends are accounted for as financial assets separately from the net equity instrument.
b.If the right to receive payment is received after the initial recognition, the dividends from the net equity instruments will be recognized within the consolidated income statement. If the dividends correspond to the profits of the issuer before the date of initial recognition, they will not be recognized as income but as reduction of the gross carrying amount of the equity instrument because it represents a partial recuperation of the investment. Amongst other circumstances, the generation date can be considered to be prior to the date of initial recognition if the amounts distributed by the issuer as from the initial recognition are higher than its profits during the same period.
–Commissions, fees and similar items:
Income and expense relating to commissions and similar fees are recognized in the consolidated income statement using criteria that vary according to the nature of such items. The most significant items in this regard are:
a.Those relating to financial assets and liabilities measured at fair value through profit or loss, which are recognized immediately in the income statement.
b.Those arising from transactions or services that are provided over a period of time, which are recognized over the life of these transactions or services.
c.Those relating to a singular transaction, which are recognized when this singular transaction is carried out.
–Non-financial income and expense:
These are recognized for accounting purposes on an accrual basis.
–Deferred collections and payments:
These are recognized for accounting purposes at the amount resulting from discounting the expected cash flows at market rates.
Sales of assets and income from the provision of non-financial servicesThe heading “Other operating income” in the consolidated income statements includes the proceeds of the sales of assets and income from the services provided by the Group entities that are not financial institutions. In the case of the Group, these entities are mainly real estate and service entities (see Note 42).Leases
The lessee accounting model requires the lessee to record assets and liabilities for all lease contracts. A lessee is required to recognize a right-of-use asset representing its right to use the underlying leased asset, which is recorded under the headings ‘‘Tangible assets – Property plants and equipment’’ and ‘‘Tangible assets – Investment properties’’ of the consolidated balance sheet (see Note 17) and a lease liability representing its obligation to make lease payments which is recorded under the heading ‘‘ Financial liabilities at amortized cost – Other financial liabilities’’ in the consolidated balance sheet (see Note 22.5). The standard provides two exceptions for the recognition of lease assets and liabilities that can be applied in the case of short-term contracts and those in which the underlying assets have low value. BBVA elected to apply both exceptions.
At the initial date of the lease, the lease liability represents the present value of all lease unpaid payments. The liabilities registered under this heading of the consolidated balance sheets are measured after their initial recognition at amortized cost, this being determined in accordance with the “effective interest rate” method.
The right to use assets are initially recorded at cost. This cost includes the initial measurement of the lease liability, any payment made on or before the initial date less any lease incentives received, all direct initial expenses incurred, as well as an estimate of the expenses to be incurred by the lessee for dismantling or rehabilitation, such as expenses related to the removal and dismantling of the underlying asset. The right to use assets recorded under this heading of the consolidated balance sheets are measured after their initial recognition at cost less:
–The accumulated depreciation and accumulated impairment.
–Any remeasurement of the lease liability.
The interest expense on the lease liability is recorded in the consolidated income statements under the heading “Interest expense” (see note 37.2). Variable payments not included in the initial measurement of the lease liability are recorded under the heading “Administration costs – Other administrative expense” (see Note 44.2).
Amortization is calculated using the straight-line method over the lifetime of the lease contract, on the basis of the cost of the assets. The tangible asset depreciation charges are recognized in the consolidated income statements under the heading "Depreciation and Amortization" (see Note 45).
When electing one of the exceptions in order not to recognize the corresponding right to use and the liability in the consolidated balance sheets, payments related to the corresponding lease are recognized in the consolidated income statements, over the contract period, lineally, or in the way that best represents the structure of the lease operation, under the heading "Other operating expense” (see Note 42).
Operating lease and sublease incomes are recognized in the consolidated income statements under the headings “Other operating income” (see Note 42).
As a lessor, lease contracts are classified as finance leases from the inception of the transaction if they substantially transfer all the risks and rewards incidental to ownership of the asset forming the subject-matter of the contract. Leases other than finance leases are classified as operating leases.
When the consolidated entities act as the lessor of an asset under finance leases, the aggregate present values of the lease payments receivable from the lessee plus the guaranteed residual value (normally the exercise price of the lessee’s purchase option on expiration of the lease agreement) are recognized as financing provided to third parties and, therefore, are included under the heading “Loans and advances” in the consolidated balance sheets (see Note 14).
When the consolidated entities act as lessors of an asset in operating leases, the acquisition cost of the leased assets is recognized under "Tangible assets – Property, plant and equipment – Other assets leased out under an operating lease" in the consolidated balance sheets (see Note 17). These assets are depreciated in line with the criteria adopted for items of tangible assets for own use, while the income arising from the lease arrangements is recognized in the consolidated income statements on a straight-line basis within “Other operating income” and "Other operating expense" (see Note 42).
If a fair value sale and leaseback results in a lease, the profit or loss generated from the effectively transferred part of the sale is recognized in the consolidated income statement at the time of sale (only for the effectively transmitted part).
The assets leased out under operating lease contracts to other entities in the Group are treated in the consolidated financial statements as for own use, and thus rental expense and income is eliminated in consolidation and the corresponding depreciation is recognized.
Entities and branches located in countries with hyperinflationary economies
In accordance with the criteria established in IAS 29 "Financial Reporting in Hyperinflationary Economies”, to determine whether an economy has a high inflation rate the country's economic situation is examined, analyzing whether certain circumstances are fulfilled, such as whether the population prefers to keep its wealth or savings in non-monetary assets or in a relatively stable foreign currency, whether prices can be set in that currency, whether interest rates, wages and prices are pegged to a price index or whether the accumulated inflation rate over three years approaches or exceeds 100%. The fact that any of these circumstances is fulfilled will not be a decisive factor in considering an economy hyperinflationary, but it does provide some reasons to consider it as such.
Since 2009 and 2018, the economies of Venezuela and Argentina, respectively, have been considered hyperinflationary under the above criteria. As a result, the financial statements of the BBVA Group’s entities located in such geographies have, therefore, been adjusted to correct for the effects of inflation.
Additionally, since the first half of 2022, Turkey's economy was considered highly inflationary according to the aforementioned criteria. Consequently, the financial statements of the BBVA Group entities located in Turkey have also been adjusted to correct them for the effects of inflation in accordance with IAS 29, with retrospective application from January 1, 2022. The figures for years prior to 2022 have not been modified since the Group's presentation currency is the euro.
As a consequence of the application of IAS 29, the Group applies the following criteria in the financial statements of the Group companies that operate in these three geographies:
–The historical cost of non-monetary assets and liabilities (see Notes 17, 18 and 19), assets contractually linked to changes in prices and various headings in equity are adjusted to reflect changes in the purchasing power of the currency due to inflation from their date of acquisition or inclusion in the consolidated balance sheet, or if this is later, with the limit of its recoverable value. The restatement has been made using the Consumer Price Index.
–The different lines of the income statement are adjusted by the inflation index since their inception, with a corresponding entry under the heading "Accumulated other comprehensive income (loss)".
–The loss of the net monetary position, which represents the loss of purchasing power of the entity due to maintaining an excess of monetary assets not linked to inflation (mainly loans, credits and bonds) over monetary liabilities, is recorded in the line "Other operating expense" in the income statement and with a credit to "Accumulated other comprehensive income (loss)".
–All the components of the financial statements of the subsidiaries are converted at the closing exchange rate, recording the conversion differences to the euro within "Accumulated other comprehensive income (loss)" as stated in IAS 21.
Turkey
The combined result derived from the application of the above criteria amounts to a loss of €2,711 million in 2022, of which €1,793 million is attributed to the parent company of the Group. This impact includes mainly the loss of the net monetary position, which amounts to a gross amount of €2,323 million and is recorded in the line “Other operating expense” in the consolidated income statement, partially offset by the positive impact of the revaluation of certain bonds linked to inflation, for a gross amount of €1,490 million, given that, under IAS 29, these types of bonds are considered protective assets (see Note 42).
The first application of IAS 29 in the Turkish subsidiaries led to an increase in equity of €130 million as of January 1, 2022, and is mainly the result of the revaluation of tangible assets and inflation-linked bonds.
According to the Turkish Statistical Institute (Turkstat), accumulated inflation in 2022 stood at 64.3% (36.1% in 2021) and the exchange rate used as of December 31, 2022 was 19.96 Turkish lira per euro (in 2021 the exchange rate used was 15.23 Turkish lira per euro).
Argentina
The combined result derived from the application of the above criteria amounted to a loss of €1,031 million, of which €694 million is attributed to the parent company of the Group in 2022 (in 2021 and 2020 this result amounted to €258 million and €174 million, respectively). This impact includes mainly the loss of the net monetary position, which amounts to a gross amount of €822 million and is recorded in the line “Other operating expense” in the consolidated income statement in 2022 (in 2021 and 2020 this result amounted to €394 million and €244 million, respectively).
Furthermore, during 2022, 2021 and 2020 the impact on equity of Group entities located in Argentina derived from the application of IAS 29 and the conversion to the euro (IAS 21) amounted to €242 million, €337 million and €(188) million, respectively, of which €157 million, €225 million and €(126) million, respectively, have been recorded within “Equity – Accumulated other comprehensive income (loss)”, and €84 million, €112 million and €(62) million, respectively, within “Minority interests – Accumulated other comprehensive income (loss)”.
Accumulated inflation estimated by the National Census Institute of Argentina (Indec) and BBVA Research for the year 2022 was 97.0% (in 2021 and 2020 inflation was 50.7% and 36.5%, respectively) and the exchange rate used as of December 31, 2022 was 188.51 Argentine pesos per euro (in 2021 and 2020 the exchange rate used was 116.37 and 103.25 Argentine pesos per euro, respectively).
Venezuela
The combined result derived from the application of the above criteria amounted to a loss of €11 million, of which €6 million is attributed to the parent company of the Group in 2022 (in 2021 and 2020 this result amounted to €6 million and €5 million, respectively). This impact includes mainly the loss of the net monetary position, which amounts to a gross amount of €28 million and is recorded in the line “Other operating expense” in the consolidated income statement in 2022 (in 2021 and 2020 this result amounted to €14 and €7 million, respectively).
During 2022, 2021 and 2020 the impact on equity of Group entities located in Venezuela derived from the application of hyperinflation (IAS 29) and the conversion to the euro (IAS 21) was not material for the Group.
Accumulated inflation for the year 2022, as estimated by BBVA Research, was 292% (in 2021 and 2020 inflation was 333% and 1,887%, respectively) and the exchange rate used as of December 31, 2022 was 19.79 Venezuelan bolivars per euro (in 2021 and 2020 the exchange rate used was 5,367 and 1,355,246.77 Venezuelan bolivars per euro, respectively).
Recent IFRS pronouncements Standards and interpretations that became effective in 2022
The following amendments to the IFRS standards or their interpretations (hereinafter “IFRIC” or "interpretation") became effective in 2022:
Minor changes to IFRS Standards (IAS 37 Provisions - Onerous contracts, IAS 16 Property, Plant and Equipment and IFRS 3 Business Combinations) and Annual Improvements to IFRS 2018 - 2020 (IFRS 1 - First application of IFRS, IFRS 9 Financial Instruments, IAS 41 Agriculture and modifications to the illustrative examples of IFRS 16 - Leases)
The International Accounting Standards Board (hereinafter "IASB"), has issued minor amendments and improvements to various IFRS to clarify the wording or correct minor consequences, or inconsistencies between the requirements of the Standards as of January 1, 2022. The modified standards are: IAS 37 Provisions, IAS 16 Property, Plant and Equipment, IFRS 3 Business Combinations, IFRS 1 First application of IFRS, IFRS 9 Financial Instruments, IAS 41 Agriculture and IFRS 16 Leases.
The amendments are effective for annual reporting periods beginning on or after January 1, 2022, with no significant impact on the BBVA Group's consolidated financial statements.
Standards and interpretations issued but not yet effective as of December 31, 2022
The following new International Financial Reporting Standards and Interpretations or Modifications had been published at the date of preparation of the consolidated financial statements, but are not mandatory as of December 31, 2022. Although in some cases the IASB allows early adoption before their effective date, the BBVA Group has not proceeded with this option for any such new standards.
IFRS 17 – Insurance contracts
In May 2017, the IASB issued the new accounting standard for insurance contracts, which was later amended with the aim of helping entities in the implementation of the standard and to facilitate the understanding of the financial statements, while maintaining the fundamental principles of the original standard. Accordingly, an entity must apply IFRS 17 for annual reporting periods beginning on or after January 1, 2023 (with at least one year of comparative information, i.e. for the Group, from January 1, 2022).
IFRS 17 establishes the accounting principles for insurance contracts. This new standard supersedes IFRS 4, by introducing substantial changes in the accounting of insurance contracts with the aim of achieving greater homogeneity and increasing comparability among entities.
Unlike IFRS 4, the new standard establishes minimum requirements for grouping insurance contracts for the purposes of their recognition and measurement, determining the units of account by considering three levels: portfolios (contracts subject to similar risks and managed together), annual cohorts and their possibility of becoming onerous.
Regarding the measurement model, the new standard contemplates several methods, being the General Model (Building Block Approach) the method that is applied by default for the valuation of insurance contracts, unless the conditions are given to apply any of the two other methods: the Variable Fee Approach, or the Simplified Model (Premium Allocation Approach).
With the implementation of IFRS 17, the valuation of insurance contracts is based on a model that uses updated assumptions at each balance sheet date.
The General Model requires entities to value insurance contracts for the total of:
–fulfillment cash flows, which comprise the estimation of future cash flows discounted to reflect the time value of money, the financial risk associated with future cash flows, and a risk adjustment for non-financial risk that would represent the compensation required for the uncertainty associated with the amount and timing of the expected cash flows;
–and the contractual service margin, which represents the expected unearned benefit from the insurance contracts, which will be recognized in the entity’s income statement as the service is provided in the future, instead of being recognized at the time of the estimation.
According to IFRS 17, the amounts recognized in the income statement shall be classified into insurance revenue, insurance service expenses and insurance finance income or expenses, which is a relevant change with respect to the disclosures under IFRS 4, as concepts such as volume of premiums and variation in technical provisions would no longer exist. Insurance revenue and insurance service expenses exclude any investment components. The Group has chosen to disaggregate the changes in the risk adjustment between financial and non-financial, so that the change in the value of the risk adjustment derived from the effect of the time value of money, and changes in it, is recorded as a financial result of the insurance. Insurance revenue is recognized over the period the entity provides insurance coverage.
Since 2019, the Group has developed a project to implement IFRS 17 in order to harmonize the criteria in the Group, with the participation of all involved areas and countries. Proper governance has been established in this project, through a Global Steering Committee with representation from the senior management of the affected areas and countries, which periodically reviews its progress. At the local level, each geographical area has defined a local governance structure with the participation of senior management.
The project for the implementation of the standard in the Group was carried out during the years 2019, 2020 and 2021 and was focused on the definition of criteria, the actuarial modelling of cash flows and components required by the standard, the data supply, the technological adaptation of the systems, the preparation of accounting information, the governance of the reporting process to the Group and the development of the transition.
During 2022, the Group has finished with the tasks mentioned above, as well as the calculation of the transition impact on the consolidated financial statements and the preparation of the pro-forma financial statements under IFRS 17, according to the planning.
Moreover, the Group has developed an accounting policy on insurance contracts under IFRS 17 that establishes the accounting criteria for the recognition of insurance contracts carried out by Group companies, and an Operational Guide to govern the calculation process, which ensures adequate control in the preparation of the aforementioned financial information.
From the liabilities under insurance contracts held as of the transition date, January 1, 2022, the Group estimates that approximately 89% corresponded to long-term commitments valued using the Building Block Approach. These contracts have been valued in transition using the fair value approach, given the impracticability of applying IFRS 17 retroactively, given the disproportionate cost and difficulty of obtaining the historical data necessary to apply a full retrospective approach given the age of these products on the balance sheet and their remaining duration. Its impact in transition will come mainly from the "interest rate effect", resulting from the valuation of long-term insurance liabilities by the difference between the locked-in rate and the current rate, as the Group has chosen the option to disaggregate the financial income or expense of the insurance between the income statements and accumulated other comprehensive income. This effect will be partly offset by the associated financial assets, in some cases by the elimination of shadow accounting and, in others, by the fair value measurement of certain financial asset portfolios, in order to mitigate accounting asymmetries.
Another part of the impact, although to a lesser extent, comes from the different hypotheses used with respect to the calculations under IFRS 4, including its additional components. However, the impact of "onerous" products is estimated to be residual.
The fair value approach contemplates the determination of the Contractual Service Margin or the loss component of the liability for remaining coverage based on the difference between the fair value and the present value of the fulfillment flows. The application of the fair value criterion in transition allows contracts issued more than one year apart to be included in the same group and therefore not to differentiate by cohorts, an option that the Group has followed.
Regarding short-term contracts as of January 1, 2022, it is estimated that they represented approximately 11% of the total liabilities covered by the Group's insurance contracts. Those are valued by the Premium Allocation Approach, and in transition following the full retrospective approach, without significant differences in their accounting recognition compared with the previous situation.
Lastly, the contracts valued by the Variable Fee Approach in the Group represent a residual amount.
Consequently, the differences in accumulated other comprehensive income and in retained earnings basically come from long-term contracts, although without generating a significant equity impact on the Group.
The methodology used to obtain the discount rate differs by entity and portfolio to which it is applied, highlighting the main geographies, Mexico and Spain, respectively. In the first case, the top-down approach has been mainly applied and it has been verified that the Internal Rate of Return (hereinafter "IRR") of the entity's asset portfolio converges with the IRR of a reference portfolio from which the EIOPA (European Insurance and Occupational Pensions Authority) fundamental spread is discounted for. In the second case, the top-down approach has been used for immunized portfolios, eliminating the differential for credit risk through the EIOPA fundamental spread. However, in non-immunized portfolios, the bottom-up approach has been used, using the swap curve as the risk-free curve.
To assess the risk adjustment, in most cases, information on the best estimate liability (BEL) and capital requirements have been used, through a VaR methodology, the risk adjustment has been obtained.
The BBVA Group has defined the coverage units in accordance with the requirements of the standard, and made the decision not to change the treatment of accounting estimates made in previous interim closings when applying IFRS 17.
The Group has not adopted the European exception on annual cohorts in cash-flow matched products.
Finally, based on the analysis carried out up to the date of preparation of these consolidated financial statements, the impact in equity on the consolidated financial statements of the BBVA Group as a result of the entry of IFRS 17 is estimated not to be significant.
Amendments to IAS 1 “Presentation of financial statements” and IAS 8 “Accounting policies, changes in accounting estimates and errors"
In February 2021 the IASB issued amendments to this IAS with the aim of improving the quality of the disclosures in relation to the accounting policies applied by the entities with the ultimate aim of providing useful and material information in the financial statements.
The amendments to IAS 1 require companies to disclose their material accounting policy information rather than their significant accounting policies and include guidance on how to apply the concept of materiality to accounting policy disclosures. The amendments to IAS 8 also clarify how companies should distinguish changes in accounting policies from changes in accounting estimates. The amendments will be effective for annual reporting periods beginning on or after January 1, 2023. No significant impact is expected on BBVA's consolidated financial statements.
Amendment IAS 12 – Income taxes
The IASB has issued an amendment to IAS 12 to clarify how deferred taxes arising in transactions that simultaneously give rise to temporary differences in assets and liabilities for the same amount, such as, among others, leases or decommissioning obligations, should be accounted for.
Under the amendments, the initial recognition exemption in IAS 12 from recognizing deferred tax when they recognize assets or liabilities for the first time would not apply to a transaction that at the time of the transaction gives rise to equal and offsetting amounts of taxable and deductible temporary differences. The purpose of the amendments has been to reduce the diversity in the presentation of information on deferred taxes in said transactions. The amendments entered into force on January 1, 2023. No significant impact is expected on BBVA's consolidated financial statements.
Amendment to IFRS 16 "Leases"
The IASB has issued an amendment to IFRS 16 to clarify certain aspects related with the requirements for sale and leaseback transactions. The new requirements established that the seller-lessee shall determine ‘lease payments’ or ‘revised lease payments’ in a way that the seller-lessee would not recognize any amount of the gain or loss that relates to the right of use retained by the seller-lessee. The amendments will be effective for annual reporting periods beginning on or after 1 January 2024, with early application permitted. No significant impact is expected on the BBVA Group´s consolidated financial statements.